Acquisition (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Valpey-Fisher [Member]
Summary of pro-forma net sales and earnings before income taxes
Net Sales	$ 578,034	$ 603,918
Earnings before income taxes	27,603	25,548
D And R Technology [Member]
Summary of pro-forma net sales and earnings before income taxes
Net Sales	626,784	636,602
Earnings before income taxes	$ 29,506	$ 26,586